COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES
21. COMMITMENTS AND CONTINGENCIES

(a)        Operating leases

The Company and its subsidiaries have entered into non-cancelable operating leases covering various facilities. Future minimum lease payments under these non-cancellable leases as of December 31, 2016 are as follows:

Year ending December 31,	(RMB)
2017	40,023,724
2018	18,953,553
2019	8,628,680
2020	3,205,572
2021	1,838,927
Thereafter	1,887,014
74,537,470

The Company recorded rental expense of RMB36,017,540, RMB50,738,573 and RMB57,538,983 in the consolidated statements of comprehensive income (loss) during the years ended December 31, 2014, 2015 and 2016, respectively.

(b)        Purchase commitments

In addition to vehicle purchase deposits reflected in the consolidated balance sheet, the Company’s purchase commitments relate to purchase of rental vehicles and marketing resources. Total purchase commitments contracted but not yet reflected in the consolidated financial statements amounted to RMB152,994,615 as of December 31, 2016, of which RMB63,794,623 will be fulfilled in 2017, and RMB89,199,992 will be fulfilled in 2018 and 2019.

Other than those disclosed above, the Company did not have other significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2016.

(c)         Contingencies

The Company is subject to periodic legal or administrative proceedings in the ordinary course of its business. The Company does not believe that any currently pending legal or administrative proceeding to which the Company is a party will have individually or in the aggregate have a material adverse effect on the results of operations or financial condition.